Legal proceedings update	6 Months Ended
Jun. 30, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Legal proceedings update	Legal proceedings update
A number of Alcon companies are, and will likely continue to be, subject to various legal proceedings and investigations that arise from time to time, including proceedings regarding product liability, sales and marketing practices, commercial disputes, employment, wrongful discharge, antitrust, securities, health and safety, environmental, tax, international trade, privacy, and intellectual property matters. As a result, Alcon may become subject to substantial liabilities that may not be covered by insurance and could affect our business, financial position and reputation. While Alcon does not believe that any of these legal proceedings will have a material adverse effect on its financial position, litigation is inherently unpredictable and large judgments sometimes occur. As a consequence, Alcon may in the future incur judgments or enter into settlements of claims that could have a material adverse effect on its results of operations or cash flow. Note 19 to the Consolidated Financial Statements in the Form 20-F contains a summary of significant legal proceedings to which the Company or any of its subsidiaries was a party as of the date of the Form 20-F. The following is a summary as of August 17, 2021 of significant developments in one of those proceedings since the date of the Form 20-F.
JJSVI patent dispute
On June 23, 2020, Johnson & Johnson Surgical Vision, Inc. ("JJSVI"), acting through its subsidiaries, filed a patent infringement action in the US District Court in Delaware alleging that the manufacture, use, sale, offer for sale, and/or importation of Alcon’s LenSx Laser System willfully infringes, directly and/or indirectly, one or more claims of 12 US patents. JJSVI subsequently amended its complaint to include copyright infringement claims relating to source code used in the LenSx Laser System as well as additional claims of patent infringement. Also on June 23, 2020, JJSVI filed a claim in Mannheim, Germany, alleging that Alcon directly infringes one European patent through its manufacture and sale of LenSx. In these cases, JJSVI seeks monetary and injunctive relief. In addition, JJSVI filed a motion on February 4, 2021 asking the district court in Delaware to issue a preliminary injunction prohibiting Alcon from offering, selling, distributing, installing, or exporting LenSx systems that contain the allegedly infringing source code or offering to sell, selling, distributing, or exporting such source code with the purpose or intent of it being loaded onto LenSx systems. On May 13, 2021, the US District Court in Delaware denied the motion for preliminary injunction filed by JJSVI. Alcon intends to defend the cases vigorously and has asserted various patent infringement claims against JJSVI in Europe and the United States.
In addition to the matter described above, there have been other developments in the other legal matters described in Note 19 to the Consolidated Financial Statements in the Form 20-F. However, the developments in the first six months of 2021 did not significantly affect the assessment of management concerning the adequacy of the total provisions recorded for legal proceedings. No significant new proceedings have commenced since the date of the Form 20-F.